Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer contributions	$ 0	$ 0	$ 0